Income tax expense (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss) before income taxes	(1,563,361)
Canadian statutory income tax rate	25.00%
Income tax (recovery) at statutory income tax rate	(390,840)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	176,719
Revaluation of US$ Warrants	10,700
Foreign exchange adjustment in the year	(185,093)
Other	1,474
Effective Income Tax Rate Reconciliation, Nondeductible Expense	(387,040)
Change in valuation allowance	387,040
Income taxes paid in foreign jurisdictions		399,546	426,421
Current income tax expense
Canada
Net income (loss) before income taxes		(4,942,015)	2,489,149
Canadian statutory income tax rate		25.00%	25.00%
Income tax (recovery) at statutory income tax rate		(1,235,504)	622,287
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses		157,993	12,149
Revaluation of US$ Warrants		342,875
Foreign exchange adjustment in the year		(131,771)	42,389
Other		(4,428)	(2,148)
Effective Income Tax Rate Reconciliation, Nondeductible Expense		(870,835)	674,677
Change in valuation allowance		870,835	(674,677)
Income taxes paid in foreign jurisdictions		399,546	426,421
Current income tax expense		399,546	426,421